SHARE-BASED COMPENSATION	12 Months Ended
Feb. 29, 2012
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

21.                               SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plans permit the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans.  The maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the stock incentive plan is 18,750,000 shares.

On July 26, 2010, before its initial public offering, the Company granted 5,419,500 nonvested shares under this share incentive plan to executive officers and employees. The estimated fair value of the ordinary share on the grant date was $4.05 per share which was determined based on a valuation performed by American Appraisal China Limited. The market approach was used and the Company considered the estimated initial public offering price and applied a discount for the lack of marketability to reflect the fact that there was no ready public market for common shares before its IPO. These nonvested shares vest as follows: (1) 100% of 945,100 nonvested shares vest on the first anniversary of the date of grant, (2) 831,400 nonvested shares vest in two equal batches on each of the next two anniversaries of the date of grant, and (3) 3,643,000 nonvested shares vest in four equal batches on each of the next four anniversaries of the date of grant.

On February 19, 2011, the Company entered into an amendment with one officer to change the original 4 years’ vesting period to 1 year for his 70,000 nonvested shares. This modification did not result in any incremental expense and the remaining unrecognized compensation expense of $243,111 for this officer is recognized over the remaining service period.

On April 8, 2011, the Company granted 409,300 nonvested shares to employees and independent directors. These nonvested shares vests as follows: (1) 337,300 nonvested shares vest proportionally over the period beginning July 2011 through January 2015, and (2) 72,000 nonvested shares vest in three equal batches on October 19 of each year for three years subsequent to the date of grant.

In June 2011, the Company entered into an amendment with one of independent directors to change the vesting date for his 12,000 nonvested shares from the original date of October 19, 2011 to June 13, 2011. Additionally, on August 17, 2011, the Company modified the vesting period of another officer’s 52,500 nonvested shares, which was set to vest in three equal batches on July 27 for each of the next three years under its original terms, by stating it will all vest on August 22, 2012. Both of the modifications did not result in any incremental compensation cost and the remaining unrecognized compensation cost of $170,410 for these two persons is recognized over the remaining service period.

On June 13, 2011, the Company granted 136,000 nonvested shares to the independent directors. These nonvested shares vests as follows: (1) 120,000 nonvested shares vest in three equal batches on each of the next three anniversaries of the date of grant, and (2) 16,000 will vest in two equal batches on each of the next two anniversaries of the date of grant.

On July 26, 2011, the Company granted 40,800 nonvested shares to employees. For each of the next succeeding four anniversaries of the date of grant, 12,000, 10,200, 10,200 and 8,400 nonvested shares vest, respectively.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods.  The Group recorded a related compensation expense of $5,306,472, and $7,901,243 for the year ended February 28, 2011 and February 29, 2012, respectively.

Table below shows the summary of share based compensation:

	For the year ended	For the year ended
	February 28,	February 29,
	2011	2012

Cost of revenues	$521,387	$417,984
Selling and marketing	$975,114	$1,497,266
General and administrative	$3,809,971	$5,985,993
Total	$5,306,472	$7,901,243

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	nonvested	average grant date
	shares	fair value

Outstanding as of March 1, 2010	—	—
Granted	5,419,500	4.05
Forfeited	68,700	4.05
Vested	—	—

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

As of February 29, 2012, the unrecognized compensation expense related to the non-vested share awards amounted to $10,934,140, which will be recognized over a weighted-average period of 1.6 years. The total fair value of non-vested shares that vested during the years ended February 28, 2010, February 28, 2011 and February 29, 2012 was $nil, $nil and $9,756,934.